The E-Valuator Aggressive Growth (85%-99%) RMS Fund
SCHEDULE OF INVESTMENTS
As of June 30, 2022 (Unaudited)

Number of Shares		Value
	EXCHANGE-TRADED FUNDS — 62.4%
	CORPORATE — 5.4%
175,966	Franklin Liberty Senior Loan ETF	$4,072,329
42,518	iShares Inflation Hedged Corporate Bond ETF	1,103,767
8,130	iShares JP Morgan EM Corporate Bond ETF	348,208
92,475	SPDR Portfolio High Yield Bond ETF	2,076,064
		7,600,368
	EMERGING MARKETS — 3.8%
30,661	Columbia EM Core ex-China ETF	775,723
177,691	Schwab Fundamental Emerging Markets Large Co. Index ETF	4,607,528
		5,383,251
	GLOBAL — 5.0%
26,886	iShares Global 100 ETF	1,722,586
109,870	LibertyQ Global Dividend ETF	3,490,570
20,177	Vanguard Total World Stock ETF	1,721,905
		6,935,061
	INTERNATIONAL — 14.2%
25,055	Cambria Foreign Shareholder Yield ETF	582,779
97,709	Schwab Fundamental International Large Co. Index ETF	2,766,142
85,316	Schwab International Small-Cap Equity ETF	2,664,419
165,171	SPDR Portfolio Developed World ex-US ETF	4,763,531
22,033	Vanguard FTSE All World ex-US Small-Cap ETF	2,274,026
106,011	Vanguard FTSE Developed Markets ETF	4,325,249
81,397	WisdomTree Global ex-US Quality Dividend Growth Fund	2,579,471
		19,955,617
	LARGE-CAP — 21.7%
4,672	Invesco QQQ Trust Series 1	1,309,468
17,191	Invesco Russell 1000 Equal Weight ETF	674,747
70,498	Invesco S&P 500 GARP ETF	5,611,641
67,769	Schwab Fundamental U.S. Large Co. Index ETF	3,449,442
96,800	Schwab U.S. Dividend Equity ETF	6,933,784
70,478	Schwab U.S. Large-Cap Growth ETF	4,087,019
54,100	SPDR Russell 1000 Yield Focus ETF	4,821,392
26,398	Vanguard Value ETF	3,481,368
		30,368,861
	MID-CAP — 5.3%
4,069	Invesco S&P MidCap Momentum ET	289,469
67,278	JPMorgan Diversified Return U.S. Mid Cap Equity ETF	5,430,007
9,611	Vanguard Mid-Cap Growth ETF	1,685,577
		7,405,053
	PRECIOUS METALS — 4.6%
160,934	abrdn Silver ETF Trust*	3,133,385

The E-Valuator Aggressive Growth (85%-99%) RMS Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2022 (Unaudited)

Number of Shares		Value
	EXCHANGE-TRADED FUNDS (Continued)
	PRECIOUS METALS (Continued)
97,775	iShares Gold Trust*	$3,354,660
		6,488,045
	SMALL-CAP — 1.5%
11,363	Dimensional U.S. Small Cap ETF	545,424
28,757	JPMorgan Diversified Return U.S. Small Cap Equity ETF	1,076,087
2,722	Vanguard Small-Cap Value ETF	407,810
		2,029,321
	THEMATIC — 0.9%
57,210	Global X U.S. Infrastructure Development ETF	1,302,672
	Total Exchange-Traded Funds
	(Cost $96,503,386)	87,468,249
	EXCHANGE-TRADED NOTES — 1.8%
	INDUSTRIAL METALS — 1.8%
138,434	iPath Series B Bloomberg Copper Subindex Total Return ETN*[1]	2,561,998
	Total Exchange-Traded Notes
	(Cost $3,275,252)	2,561,998
	MUTUAL FUNDS — 33.3%
	AGGREGATE BOND — 0.8%
61,715	Vanguard Core Bond Fund, Admiral Shares	1,156,530
	AGGREGATE BOND INTERMEDIATE — 0.8%
121,910	TIAA-CREF Core Plus Bond Fund - Class Institutional	1,137,420
	BLEND LARGE CAP — 10.0%
208,759	DFA U.S. Large Co. Portfolio - Class Institutional	5,621,868
46,603	JPMorgan U.S. Research Enhanced Equity Fund - Class R6	1,361,272
120,373	Schwab S&P 500 Index Fund - Class Select	7,027,403
		14,010,543
	EMERGING MARKET STOCK — 3.3%
39,040	Fidelity Emerging Markets Index Fund - Class Institutional Premium	391,571
63,924	New World Fund, Inc. - Class F-3	4,203,032
		4,594,603
	EMERGING MARKETS BOND — 0.5%
31,960	Vanguard Emerging Markets Bond Fund, Admiral Shares	677,871
	FOREIGN AGGREGATE BOND — 0.5%
74,276	Dodge & Cox Global Bond Fund - Class I	751,669
	FOREIGN BLEND — 0.5%
28,713	Rainier International Discovery Series - Class Z	617,613

The E-Valuator Aggressive Growth (85%-99%) RMS Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2022 (Unaudited)

Number of Shares		Value
	MUTUAL FUNDS (Continued)
	FOREIGN VALUE — 1.5%
120,499	DFA International Value Portfolio - Class Institutional	$2,041,252
	GROWTH BROAD MARKET — 1.9%
55,934	New Perspective Fund - Class R-6	2,712,229
	GROWTH LARGE CAP — 2.5%
83,485	TIAA-CREF Large-Cap Growth Index Fund - Class Institutional	3,472,149
	GROWTH SMALL CAP — 1.7%
7,672	Hood River Small-Cap Growth Fund - Class Retirement	347,387
23,021	Vanguard Explorer Fund, Admiral Shares	2,023,048
		2,370,435
	INFLATION PROTECTED — 2.2%
74,401	Allspring Real Return Fund - Class R6	746,241
201,086	Lord Abbett Inflation Focused Fund - Class F	2,374,821
		3,121,062
	VALUE LARGE CAP — 4.7%
89,889	Vanguard Windsor Fund, Admiral Shares	6,620,356
	VALUE MID CAP — 2.4%
127,132	DFA U.S. Targeted Value Portfolio - Class Institutional	3,321,969
	Total Mutual Funds
	(Cost $52,502,998)	46,605,701
	MONEY MARKET FUNDS — 2.4%
1,428,479	Gabelli U.S. Treasury Money Market Fund - Class AAA, 0.97%[2]	1,428,479
1,976,667	Goldman Sachs Financial Square Government Fund - Institutional Class, 1.35%[2]	1,976,667
	Money Market Funds
	(Cost $3,405,146)	3,405,146
	TOTAL INVESTMENTS — 99.9%
	(Cost $155,686,782)	140,041,094
	Other Assets in Excess of Liabilities — 0.1%	90,566
	TOTAL NET ASSETS — 100.0%	$140,131,660

*Non-income producing security.
[1]Foreign security denominated in U.S. Dollars.
[2]Effective 7 day yield as of June 30, 2022.